Financial risks (Tables)	6 Months Ended
Jun. 30, 2026
Statement [LineItems]
Summary of Economic Variable Assumptions
15.1 Economic variable assumptions
The most significant
period-end
assumptions used for the ECL estimate are set out below. The scenarios “base”, “upside” and “downside” were used for all portfolios.

June 30, 2026	Scenarios	2027	2028	2029	2030	Units

Interest rates	Base	4.36	4.42	4.48	4.47	Interest Rates: 10-Year Treasury Constant Maturities, (% p.a., NSA 1 )

Interest rates	Upside	4.44	4.42	4.47	4.47	Interest Rates: 10-Year Treasury Constant Maturities, (% p.a., NSA 1 )

Interest rates	Downside	3.50	4.00	4.27	4.40	Interest Rates: 10-Year Treasury Constant Maturities, (% p.a., NSA 1 )

Unemployment rate	Base	4.66	4.55	4.50	4.57	(%, SA)

Unemployment rate	Upside	3.78	3.96	3.86	4.02	(%, SA)

Unemployment rate	Downside	8.40	6.99	5.87	5.04	(%, SA)

House Price Index	Base	428.56	443.35	458.07	473.14	Existing Single-Family Home Price: Median, (Ths. USD, SA)

House Price Index	Upside	460.16	476.97	498.41	517.39	Existing Single-Family Home Price: Median, (Ths. USD, SA)

House Price Index	Downside	366.03	390.94	408.61	421.48	Existing Single-Family Home Price: Median, (Ths. USD, SA)

Domestic GDP	Base	25,024.30	25,583.91	26,262.97	26,971.68	Bil. Ch. 2012 USD, SAAR 2

Domestic GDP	Upside	25,406.74	26,029.13	26,745.05	27,453.89	Bil. Ch. 2012 USD, SAAR 2

Domestic GDP	Downside	23,846.24	24,371.64	25,277.17	26,086.79	Bil. Ch. 2012 USD, SAAR 2

Equity	Base	6,961.56	7,398.77	8,012.41	8,622.30	Standard & Poor’s (S&P); Moody’s Analytics Forecasted

Equity	Upside	7,413.18	7,927.83	8,354.24	8,935.02	Standard & Poor’s (S&P); Moody’s Analytics Forecasted

Equity	Downside	4,985.49	5,672.73	6,935.66	7,861.56	Standard & Poor’s (S&P); Moody’s Analytics Forecasted

December 31, 2025	Scenarios	2026	2027	2028	2029	Units

Interest rates	Base	4.29	4.32	4.33	4.30	Interest Rates: 10-Year Treasury Constant Maturities, (% p.a., NSA 1 )

Interest rates	Upside	4.39	4.41	4.33	4.30	Interest Rates: 10-Year Treasury Constant Maturities, (% p.a., NSA 1 )

Interest rates	Downside	3.05	3.76	4.02	4.16	Interest Rates: 10-Year Treasury Constant Maturities, (% p.a., NSA 1 )

Unemployment rate	Base	4.78	4.59	4.29	4.05	(%, SA)

Unemployment rate	Upside	3.83	3.94	3.66	3.47	(%, SA)

Unemployment rate	Downside	8.34	7.60	6.16	4.94	(%, SA)

House Price Index	Base	429.08	438.87	455.20	471.22	Existing Single-Family Home Price: Median, (Ths. USD, SA)

House Price Index	Upside	450.23	472.07	494.28	513.52	Existing Single-Family Home Price: Median, (Ths. USD, SA)

House Price Index	Downside	362.72	383.66	404.10	420.99	Existing Single-Family Home Price: Median, (Ths. USD, SA)

Domestic GDP	Base	24,484.94	24,932.78	25,485.10	26,129.71	Bil. Ch. 2012 USD, SAAR 2

Domestic GDP	Upside	24,887.20	25,401.41	26,012.56	26,724.26	Bil. Ch. 2012 USD, SAAR 2

Domestic GDP	Downside	23,372.80	23,689.06	24,425.29	25,270.54	Bil. Ch. 2012 USD, SAAR 2

Equity	Base	6,363.30	6,460.73	6,953.76	7,485.28	Standard & Poor’s (S&P); Moody’s Analytics Forecasted

Equity	Upside	6,831.53	6,904.30	7,343.79	7,756.76	Standard & Poor’s (S&P); Moody’s Analytics Forecasted

Equity	Downside	4,423.87	4,764.13	5,780.16	6,786.08	Standard & Poor’s (S&P); Moody’s Analytics Forecasted

1	NSA: Not seasonally adjusted.
2	SAAR: Seasonally adjusted annual rate.

Summary of Weighted Assigned to Each Economic Scenario	The weightings assigned to each economic scenario were as follows:

Weightings	Base	Upside	Downside

On June 30, 2026	40	30	30

On December 31, 2025	40	30	30

Summary of Reconciliation of Changes in Loss Allowance

	Gross amount					ECL

Debt securities	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
1H 2026	(12-month ECL)	(Lifetime ECL)	(Lifetime ECL) ¹	gross amount	(12-month ECL)	(Lifetime ECL)	(Lifetime ECL) ¹	Total ECL

Opening balance	46,782	358	306	47,446	(188)	(27)	(131)	(347)

Acquisition	5,100	4	3	5,107	(18)	(1)	(1)	(19)

Disposal	(2,842)	(43)	(44)	(2,928)	10	1	29	40

ECL transfer from stage 1 to stage 2	(194)	194	-	-	1	(1)	-	-

ECL transfer from stage 2 to stage 1	12	(12)	-	-	(1)	1	-	-

ECL transfer from stage 2 to stage 3	-	(5)	5	-	-	6	(6)	-

ECL transfer from stage 3 to stage 2	-	14	(14)	-	-	(7)	7	-

ECL transfer from stage 3 to stage 1	13	-	(13)	-	(2)	-	2	-

Impact on year-end ECL	-	-	-	-	3	(5)	(2)	(4)

Amortizations through income statement	70	1	20	91	-	-	-	-

Unrealized gains/losses through equity	(659)	(3)	3	(659)	-	-	-	-

Movements related to fair value hedges	(1)	-	-	(1)	-	-	-	-

Change in models	-	-	-	-	45	(3)	4	46

Other movements	(1)	-	-	(1)	-	-	-	-

Transfer to/from other headings	(60)	-	-	(60)	-	-	-	-

Net exchange differences	1,312	13	8	1,332	(4)	(1)	(3)	(8)

Closing balance	49,532	522	274	50,328	(154)	(38)	(100)	(292)

1	Including purchased credit impaired.

	Gross amount					ECL

Debt securities	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
FY 2025	(12-month ECL)	(Lifetime ECL)	(Lifetime ECL) ¹	gross amount	(12-month ECL)	(Lifetime ECL)	(Lifetime ECL) ¹	Total ECL

Opening balance	51,529	335	383	52,247	(187)	(41)	(112)	(341)

Acquisition	8,632	4	27	8,663	(29)	-	(14)	(43)

Disposal	(8,729)	(146)	(88)	(8,963)	30	15	28	73

ECL transfer from stage 1 to stage 2	(269)	269	-	-	2	(2)	-	-

ECL transfer from stage 1 to stage 3	(12)	-	12	-	-	-	-	-

ECL transfer from stage 2 to stage 1	24	(24)	-	-	(1)	1	-	-

ECL transfer from stage 2 to stage 3	-	(36)	36	-	-	4	(4)	-

ECL transfer from stage 3 to stage 2	-	1	(1)	-	-	(1)	1	-

ECL transfer from stage 3 to stage 1	12	-	(12)	-	(9)	-	9	-

Impact on year-end ECL	-	-	-	-	9	(10)	(51)	(52)

Amortizations through income statement	115	1	46	162	-	-	-	-

Unrealized gains/losses through equity	1,528	18	(58)	1,488	-	-	-	-

Change in models	-	-	-	-	(26)	3	(1)	(24)

Other movements	7	(23)	14	(2)	-	-	-	-

Transfer to/from other headings	(21)	-	(7)	(28)	-	-	-	-

Net exchange differences	(6,035)	(42)	(44)	(6,120)	23	5	14	42

Closing balance	46,782	358	306	47,446	(188)	(27)	(131)	(347)

1	Including purchased credit impaired.